Related party balances and transactions (Guarantees) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	¥ 8,797,000
Huaneng Group [member]
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	2,335,611	¥ 3,028,109
Short-term loans guaranteed by related parties	687,470	0
HIPDC [member]
Disclosure of transactions between related parties [line items]
Long-term loans guaranteed by related parties	¥ 2,014,800	¥ 2,057,200